Related party transactions (Details)			1 Months Ended		12 Months Ended					12 Months Ended							12 Months Ended			1 Months Ended				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	May 31, 2012 PE Shanghai Taomee item	Jun. 30, 2009 PE Shanghai Taomee item	Dec. 31, 2013 PE Shanghai Taomee USD ($)	Dec. 31, 2012 PE Shanghai Taomee USD ($)	Dec. 31, 2011 PE Shanghai Taomee USD ($)	Dec. 31, 2012 Taiwan Taomee Shanghai Shengran item	Dec. 31, 2013 Taiwan Taomee Shanghai Shengran USD ($)	Dec. 31, 2013 Taiwan Taomee Shanghai Shengran Online licensing USD ($)	Dec. 31, 2012 Taiwan Taomee Shanghai Shengran Online licensing USD ($)	Dec. 31, 2011 Taiwan Taomee Shanghai Shengran Online licensing USD ($)	Dec. 31, 2013 Taiwan Taomee Shanghai Shengran Offline licensing USD ($)	Dec. 31, 2012 Taiwan Taomee Shanghai Shengran Offline licensing USD ($)	Dec. 31, 2011 Taiwan Taomee Shanghai Shengran Offline licensing USD ($)	Nov. 30, 2011 Qiming Funds USD ($)	Dec. 31, 2013 Chuangyou Shanghai Taomee USD ($)	Dec. 31, 2012 Chuangyou Shanghai Taomee USD ($)	Dec. 31, 2011 Chuangyou Shanghai Taomee USD ($)	Nov. 30, 2012 Chuangyou Shanghai Shengran USD ($)	Nov. 30, 2012 Chuangyou Shanghai Shengran CNY	Dec. 31, 2013 Enlight Media Shanghai Animation USD ($)	Dec. 31, 2013 Enlight Media Shanghai Animation CNY	Dec. 31, 2013 Shenzhen Taole Shanghai Taomee USD ($)	Dec. 31, 2012 Shenzhen Taole Shanghai Taomee USD ($)	Dec. 31, 2011 Shenzhen Taole Shanghai Taomee USD ($)
Related party transactions
Number of agreements			2	2
Royalties paid to related parties					$ 193,559	$ 203,444	$ 173,281										$ 9,787	$ 0	$ 0					$ 6,067	$ 8,969	$ 0
Licensing fee					0	200,000	0										50,000	150,000	0
Amount due to related parties	369,983	89,728			18,857				347,026							52,989	2,506							1,594
Number of additional online games licensed								2
Revenues generated from related parties										767,267	127,644	245,015	130,808	175,500	240,160
Amount due from related parties	2,242,382	893,020							72,517													2,169,865	13,299,454
Interest-free loan provided by related party																				$ 76,366	480,000